Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Levels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Capital to risk-weighted assets, Actual, Amount	$ 116,423	$ 113,609
Tier I (Core) Capital to risk-weighted assets, Actual, Amount	103,979	100,068
Tier I (Core) Capital to average assets, Actual, Amount	103,979	100,068
Total Capital to risk-weighted assets, Actual, Ratio	14.80%	15.00%
Tier I (Core) Capital to risk-weighted assets, Actual, Ratio	13.30%	13.20%
Tier I (Core) Capital to average assets, Actual, Ratio	9.30%	9.20%
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	62,931	60,632
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	31,272	30,324
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Amount	44,722	43,650
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Citizens [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Capital to risk-weighted assets, Actual, Amount	104,948	101,686
Tier I (Core) Capital to risk-weighted assets, Actual, Amount	95,022	92,133
Tier I (Core) Capital to average assets, Actual, Amount	95,022	92,133
Total Capital to risk-weighted assets, Actual, Ratio	13.40%	13.50%
Tier I (Core) Capital to risk-weighted assets, Actual, Ratio	12.10%	12.20%
Tier I (Core) Capital to average assets, Actual, Ratio	8.50%	8.40%
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	62,656	60,259
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	31,335	30,207
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Amount	44,559	43,873
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	78,319	75,323
Tier I (Core) Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	47,002	45,311
Tier I (Core) Capital to average assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 55,699	$ 54,841
Total Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.00%	10.00%
Tier I (Core) Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.00%	6.00%
Tier I (Core) Capital to average assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.00%	5.00%